Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2019
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-cumulative third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC France	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG	Germany	80.67	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.50 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares (CRP)
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary

Subsidiaries with significant non-controlling interests
	2019	2018
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	1,229	1,194
Accumulated non-controlling interests of the subsidiary	7,262	6,637
Dividends paid to non-controlling interests	720	647
Summarised financial information:
– total assets	212,485	197,867
– total liabilities	191,819	179,450
– net operating income before changes in expected credit losses and other credit impairment charges	5,558	5,294
– profit for the year	3,251	3,159
– total comprehensive income for the year	3,461	2,950

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		15
Assetfinance December (F) Limited	100.00		16
Assetfinance December (H) Limited	100.00		17
Assetfinance December (M) Limited (In Liquidation)	100.00		32
Assetfinance December (P) Limited	100.00		17
Assetfinance December (R) Limited	100.00		17
Assetfinance June (A) Limited	100.00		17
Assetfinance June (D) Limited	100.00		16
Assetfinance Limited	100.00		17
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		16
Assetfinance March (F) Limited	100.00		17
Assetfinance September (F) Limited	100.00		17
Assetfinance September (G) Limited	100.00		16
B&Q Financial Services Limited	100.00		19
Banco Nominees (Guernsey) Limited	100.00		20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	n/a		0, 22
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 23
Billingsgate Nominees Limited	100.00		17
Canada Crescent Nominees (UK) Limited	100.00		17
Canada Square Nominees (UK) Limited	100.00		17
Capco/Cove, Inc.	100.00		24
Card-Flo #1, Inc.	100.00		25
Card-Flo #3, Inc.	100.00		26
CC&H Holdings LLC	n/a		0, 27
CCF & Partners Asset Management Limited	100.00	(99.99)	17
CCF Holding (LIBAN) S.A.L. (In Liquidation)	74.99		28
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	17
Charterhouse Management Services Limited	100.00	(99.99)	17
Charterhouse Pensions Limited	100.00		17
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 29
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 31
CL Residential Limited (In Liquidation)	100.00		32
COIF Nominees Limited	n/a		0, 17
Cordico Management AG (In Liquidation)	100.00		33
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 34
Decision One Mortgage Company, LLC	n/a		0, 35
Dem 9	100.00	(99.99)	4, 36
Dempar 1	100.00	(99.99)	37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.79)	15
Electronic Data Process México, S.A. de C.V.	100.00		15
Elysées Immo Invest	100.00	(99.99)	38
Equator Holdings Limited (In Liquidation)	100.00		32
Eton Corporate Services Limited	100.00		20
Far East Leasing SA (In Dissolution)	100.00		39
Finanpar 7	100.00	(99.99)	38
Flandres Contentieux S.A.	100.00	(99.99)	40
Foncière Elysées	100.00	(99.99)	37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 41
Fulcher Enterprises Company Limited	100.00	(62.14)	42
Fundacion HSBC, A.C.	100.00	(99.99)	11, 15
Giller Ltd.	100.00		24
GPIF Co-Investment, LLC	n/a		0, 26

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Griffin International Limited	100.00		17
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	n/a		0, 43
Grupo Financiero HSBC, S. A. de C. V.	99.99		15
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 44
Hang Seng (Nominee) Limited	100.00	(62.14)	42
Hang Seng Bank (China) Limited	100.00	(62.14)	45
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	42
Hang Seng Bank Limited	62.14		42
Hang Seng Bullion Company Limited	100.00	(62.14)	42
Hang Seng Credit Limited	100.00	(62.14)	42
Hang Seng Data Services Limited	100.00	(62.14)	42
Hang Seng Finance Limited	100.00	(62.14)	42
Hang Seng Financial Information Limited	100.00	(62.14)	42
Hang Seng Indexes Company Limited	100.00	(62.14)	42
Hang Seng Insurance Company Limited	100.00	(62.14)	42
Hang Seng Investment Management Limited	100.00	(62.14)	42
Hang Seng Investment Services Limited	100.00	(62.14)	42
Hang Seng Life Limited	100.00	(62.14)	42
Hang Seng Real Estate Management Limited	100.00	(62.14)	42
Hang Seng Securities Limited	100.00	(62.14)	42
Hang Seng Security Management Limited	100.00	(62.14)	42
Haseba Investment Company Limited	100.00	(62.14)	42
HFC Bank Limited (In Liquidation)	100.00		32
High Time Investments Limited	100.00	(62.14)	42
Honey Green Enterprises Ltd.	100.00		46
Household International Europe Limited (In Liquidation)	100.00		32
Household Pooling Corporation	100.00		47
HRMG Nominees Limited	100.00		20
HSBC (BGF) Investments Limited	100.00		17
HSBC (General Partner) Limited	100.00		2, 48
HSBC (Guernsey) GP PCC Limited	100.00		20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		50
HSBC (Singapore) Nominees Pte Ltd	100.00		51
HSBC Agency (India) Private Limited	100.00		52
HSBC Alternative Investments Limited	100.00		17
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		26
HSBC Argentina Holdings S.A.	100.00		53
HSBC Asia Holdings B.V.	100.00		17
HSBC Asia Holdings Limited	100.00		2, 54
HSBC Asia Pacific Holdings (UK) Limited	100.00		17
HSBC Asset Finance (UK) Limited	100.00		17
HSBC Asset Finance Holdings Limited (In Liquidation)	100.00		32
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		17
HSBC Asset Management (India) Private Limited	100.00		55
HSBC Assurances Vie (France)	100.00	(99.99)	40
HSBC Australia Holdings Pty Limited	100.00		56
HSBC Bank (Chile)	100.00		57
HSBC Bank (China) Company Limited	100.00		12, 58
HSBC Bank (General Partner) Limited	100.00		48
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (RR) (Limited Liability Company)	n/a		0, 13, 60
HSBC Bank (Singapore) Limited	100.00		51
HSBC Bank (Taiwan) Limited	100.00		61
HSBC Bank (Uruguay) S.A.	100.00		62
HSBC Bank (Vietnam) Ltd.	100.00		63
HSBC Bank A.S.	100.00	(99.99)	64

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank Argentina S.A.	99.00		53
HSBC Bank Armenia cjsc	70.00		65
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		66
HSBC Bank Capital Funding (Sterling 1) LP	n/a		0, 48
HSBC Bank Capital Funding (Sterling 2) LP	n/a		0, 48
HSBC Bank Egypt S.A.E	94.54		67
HSBC Bank Malaysia Berhad	100.00		49
HSBC Bank Malta p.l.c.	70.03		68
HSBC Bank Middle East Limited	100.00		5, 69
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		70
HSBC Bank Oman S.A.O.G.	51.00		71
HSBC Bank Pension Trust (UK) Limited	100.00		17
HSBC Bank plc	100.00		17
HSBC Bank USA, National Association	100.00		72
HSBC Branch Nominee (UK) Limited	100.00		16
HSBC Brasil Holding S.A.	100.00	(99.99)	73
HSBC Brasil S.A. Banco de Investimento	100.00	(99.99)	73
HSBC Broking Forex (Asia) Limited	100.00		54
HSBC Broking Futures (Asia) Limited	100.00		54
HSBC Broking Futures (Hong Kong) Limited	100.00		54
HSBC Broking Securities (Asia) Limited	100.00		54
HSBC Broking Securities (Hong Kong) Limited	100.00		54
HSBC Broking Services (Asia) Limited	100.00		54
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		74
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	n/a		0, 74
HSBC Capital (USA), Inc.	100.00		26
HSBC Capital Funding (Dollar 1) L.P.	n/a		0, 48
HSBC Capital Limited	100.00		54
HSBC Card Services Inc.	100.00		26
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	15
HSBC Cayman Limited	100.00		75
HSBC Cayman Services Limited	100.00		76
HSBC City Funding Holdings	100.00		17
HSBC Client Holdings Nominee (UK) Limited	100.00		17
HSBC Client Nominee (Jersey) Limited	100.00		77
HSBC Client Share Offer Nominee (UK) Limited (In Liquidation)	100.00		32
HSBC Columbia Funding, LLC	n/a		0, 26
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		54
HSBC Corporate Trustee Company (UK) Limited	100.00		17
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00	(99.99)	20
HSBC Daisy Investments (Mauritius) Limited	100.00		78
HSBC Diversified Loan Fund General Partner Sarl	n/a		0, 79
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 80
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		81
HSBC Electronic Data Processing (Philippines), Inc.	99.00		82
HSBC Electronic Data Processing India Private Limited	100.00	(99.99)	83
HSBC Electronic Data Processing Lanka (Private) Limited	100.00	(99.99)	84
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00	(99.99)	85
HSBC Enterprise Investment Company (UK) Limited (In Liquidation)	100.00		32
HSBC Epargne Entreprise (France)	100.00	(99.99)	40

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Equator (UK) Limited (In Liquidation)	100.00		32
HSBC Equipment Finance (UK) Limited	100.00		16
HSBC Equity (UK) Limited	100.00		17
HSBC Europe B.V.	100.00	(99.99)	17
HSBC Executor & Trustee Company (UK) Limited	100.00		16
HSBC Factoring (France)	100.00	(99.99)	37
HSBC Finance (Netherlands)	100.00		2, 17
HSBC Finance Corporation	100.00		26
HSBC Finance Limited	100.00		17
HSBC Finance Mortgages Inc.	100.00		86
HSBC Finance Transformation (UK) Limited	100.00		17
HSBC Financial Services (Lebanon) s.a.l.	99.60		87
HSBC Financial Services (Middle East) Limited	100.00		88
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		89
HSBC France	99.00		37
HSBC Fund Services (Korea) Limited	92.96		90
HSBC Germany Holdings GmbH	100.00		43
HSBC Global Asset Management (Bermuda) Limited	100.00		21
HSBC Global Asset Management (Canada) Limited	100.00		66
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	43
HSBC Global Asset Management (France)	100.00	(99.99)	91
HSBC Global Asset Management (Hong Kong) Limited	100.00		22
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		92
HSBC Global Asset Management (Japan) K. K.	100.00		93
HSBC Global Asset Management (Malta) Limited	100.00	(70.00)	94
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	15
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 95
HSBC Global Asset Management (Singapore) Limited	100.00		51
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 96
HSBC Global Asset Management (Taiwan) Limited	100.00		97
HSBC Global Asset Management (UK) Limited	100.00		17
HSBC Global Asset Management (USA) Inc.	100.00		98
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	99
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		100
HSBC Global Asset Management Limited	100.00		2, 17
HSBC Global Custody Nominee (UK) Limited	100.00		17
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 17
HSBC Global Services (Canada) Limited	100.00		101
HSBC Global Services (China) Holdings Limited	100.00		17
HSBC Global Services (Hong Kong) Limited	100.00		54
HSBC Global Services (UK) Limited	100.00		17
HSBC Global Services Limited	100.00		2, 17
HSBC Global Shared Services (India) Private Limited (In Liquidation)	100.00		1, 52
HSBC Group Management Services Limited	100.00		17
HSBC Group Nominees UK Limited	100.00		2, 17
HSBC Holdings B.V.	100.00		17
HSBC IM Pension Trust Limited	100.00		17
HSBC Infrastructure Limited	100.00		17
HSBC INKA Investment-AG TGV	100.00	(80.67)	14, 102
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00	(99.99)	15
HSBC Institutional Trust Services (Asia) Limited	100.00		54

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Bermuda) Limited	100.00		21
HSBC Institutional Trust Services (Mauritius) Limited	100.00		103
HSBC Institutional Trust Services (Singapore) Limited	100.00		51
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		105
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		51
HSBC Insurance Agency (USA) Inc.	100.00		98
HSBC Insurance Brokers (Philippines) Inc.	100.00		106
HSBC Insurance Holdings Limited	100.00		2, 17
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		21
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		21
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	100.00		107
HSBC Insurance Services Holdings Limited	100.00		17
HSBC International Finance Corporation (Delaware)	100.00		108
HSBC International Holdings (Jersey) Limited (In Liquidation)	100.00	(99.99)	77
HSBC International Trustee (BVI) Limited	100.00		109
HSBC International Trustee (Holdings) Pte. Limited	100.00		51
HSBC International Trustee Limited	100.00		110
HSBC Inversiones S.A.	99.99		57
HSBC InvestDirect (India) Limited	99.54		111
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.54)	111
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.54)	52
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.78)	111
HSBC Investment Bank Holdings B.V.	100.00		17
HSBC Investment Bank Holdings Limited	100.00		17
HSBC Investment Company (Egypt) S.A.E (In Liquidation)	94.54		112
HSBC Investment Company Limited	100.00		2, 17
HSBC Investment Funds (Canada) Inc.	100.00		113
HSBC Investment Funds (Hong Kong) Limited	100.00		22
HSBC Investment Funds (Luxembourg) SA	100.00	(99.99)	114
HSBC Invoice Finance (UK) Limited	100.00		115
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		17
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		17
HSBC Latin America B.V.	100.00		17
HSBC Latin America Holdings (UK) Limited	100.00		2, 17
HSBC Leasing (Asia) Limited	100.00		54
HSBC Leasing (France)	100.00	(99.99)	36
HSBC Life (International) Limited	100.00		21
HSBC Life (Property) Limited	100.00		104
HSBC Life (UK) Limited	100.00		17
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	94
HSBC Life Insurance Company Limited	50.00		116
HSBC LU Nominees Limited	100.00		17
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		26
HSBC Marking Name Nominee (UK) Limited	100.00		17
HSBC Master Trust Trustee Limited	100.00		17
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		15
HSBC Middle East Finance Company Limited	80.00		117
HSBC Middle East Holdings B.V.	100.00		2, 69
HSBC Middle East Leasing Partnership	n/a		0, 118
HSBC Middle East Securities L.L.C	n/a		0, 119
HSBC Mortgage Corporation (Canada)	100.00		120

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Mortgage Corporation (USA)	100.00		26
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		54
HSBC Nominees (New Zealand) Limited	100.00		121
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		3, 26
HSBC Operational Services GmbH	90.10	(72.68)	122
HSBC Overseas Holdings (UK) Limited	100.00		2, 17
HSBC Overseas Investments Corporation (New York)	100.00		123
HSBC Overseas Nominee (UK) Limited	100.00		17
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	124
HSBC PB Corporate Services 1 Limited	100.00		125
HSBC PB Services (Suisse) SA	100.00		126
HSBC Pension Trust (Ireland) DAC	100.00		127
HSBC Pensiones, S.A.	100.00		15
HSBC PI Holdings (Mauritius) Limited	100.00		103
HSBC Portfoy Yonetimi A.S.	100.00	(99.99)	128
HSBC Preferential LP (UK)	100.00		17
HSBC Private Bank (C.I.) Limited	100.00		20
HSBC Private Bank (Luxembourg) S.A.	100.00		114
HSBC Private Bank (Suisse) SA	100.00		126
HSBC Private Bank (UK) Limited	100.00		17
HSBC Private Bank International	100.00		129
HSBC Private Banking Holdings (Suisse) SA	100.00		126
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		125
HSBC Private Equity Advisors LLC	n/a		0, 26
HSBC Private Equity Investments (UK) Limited	100.00		17
HSBC Private Trustee (Hong Kong) Limited	100.00		54
HSBC Private Wealth Services (Canada) Inc.	100.00		130
HSBC Professional Services (India) Private Limited	100.00		52
HSBC Property (UK) Limited	100.00		17
HSBC Property Funds (Holding) Limited	100.00		17
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		54
HSBC Qianhai Securities Limited	100.00	(51.00)	12, 131
HSBC Real Estate Leasing (France)	100.00	(99.99)	40
HSBC Realty Credit Corporation (USA)	100.00		26
HSBC REGIO Fund General Partner S.à r.l.	100.00	(99.99)	114
HSBC REIM (France)	100.00	(99.99)	40
HSBC Representative Office (Nigeria) Limited (In Liquidation)	100.00		132
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 17
HSBC Retirement Services Limited	100.00		1, 17
HSBC Saudi Arabia	51.00	(61.60)	133
HSBC Savings Bank (Philippines) Inc.	99.99		134
HSBC Securities (Asia) Limited	100.00		54
HSBC Securities (Canada) Inc.	100.00		101
HSBC Securities (Egypt) S.A.E.	100.00	(94.54)	67
HSBC Securities (Japan) Limited	100.00		17
HSBC Securities (Philippines) Inc.	99.99		9, 135
HSBC Securities (Singapore) Pte Limited	100.00		51
HSBC Securities (South Africa) (Pty) Limited	100.00		136
HSBC Securities (Taiwan) Corporation Limited	100.00		137
HSBC Securities (USA) Inc.	100.00		26
HSBC Securities and Capital Markets (India) Private Limited	99.99		52
HSBC Securities Asia International Nominees Limited (In Liquidation)	100.00		138
HSBC Securities Asia Nominees Limited	100.00		54
HSBC Securities Brokers (Asia) Limited	100.00		54
HSBC Securities Investments (Asia) Limited	100.00		54
HSBC Securities Services (Bermuda) Limited	100.00		21
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		127
HSBC Securities Services (Luxembourg) S.A.	100.00		114

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities Services Holdings (Ireland) DAC	100.00		127
HSBC Securities Services Nominees Limited	100.00		54
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		15
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		139
HSBC Services (France)	100.00	(99.99)	37
HSBC Services Japan Limited	100.00		140
HSBC Services USA Inc.	100.00		141
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	15
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	15
HSBC SFH (France)	100.00	(99.99)	4, 40
HSBC Software Development (Guangdong) Limited	100.00		142
HSBC Software Development (India) Private Limited	100.00		143
HSBC Software Development (Malaysia) Sdn Bhd	100.00		81
HSBC Specialist Investments Limited	100.00		17
HSBC Stockbrokers Nominee (UK) Limited (In Liquidation)	100.00		32
HSBC Technology & Services (China) Limited	100.00		144
HSBC Technology & Services (USA) Inc.	100.00		26
HSBC Transaction Services GmbH	100.00	(80.67)	6, 145
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	114
HSBC Trinkaus & Burkhardt AG	80.67		43
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	43
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	43
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 43
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	43
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 43
HSBC Trust Company (Canada)	100.00		120
HSBC Trust Company (Delaware), National Association	100.00		108
HSBC Trust Company (UK) Limited	100.00		17
HSBC Trust Company AG (In Liquidation)	100.00		33
HSBC Trustee (C.I.) Limited	100.00		125
HSBC Trustee (Cayman) Limited	100.00		146
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		54
HSBC Trustee (Singapore) Limited	100.00		51
HSBC UK Bank plc	100.00		16
HSBC UK Client Nominee Limited	100.00		16
HSBC UK Holdings Limited	100.00		2, 17
HSBC USA Inc.	100.00		123
HSBC Ventures USA Inc.	100.00		26
HSBC Violet Investments (Mauritius) Limited	100.00		78
HSBC Wealth Client Nominee Limited	100.00		1, 16
HSBC Yatirim Menkul Degerler A.S.	100.00		128
HSI Asset Securitization Corporation	100.00		26
HSI International Limited	100.00	(62.14)	42
HSIL Investments Limited	100.00		17
Hubei Macheng HSBC Rural Bank Company Limited	100.00		147
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 148
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		149
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 150
Imenson Limited	100.00	(62.14)	42
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	145
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	15

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Inmobiliaria Bisa, S.A. de C.V.	99.98		15
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	15
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	15
IRERE Property Investments (French Offices) Sarl (In Liquidation)	100.00		151
James Capel & Co. Limited	100.00		17
James Capel (Nominees) Limited	100.00		17
James Capel (Taiwan) Nominees Limited	100.00		17
John Lewis Financial Services Limited	100.00		17
Keyser Ullmann Limited	100.00	(99.99)	17
Lion Corporate Services Limited	100.00		54
Lion International Corporate Services Limited	100.00		1, 110
Lion International Management Limited	100.00		110
Lion Management (Hong Kong) Limited	100.00		1, 54
Lyndholme Limited	100.00		54
Marks and Spencer Financial Services plc	100.00		152
Marks and Spencer Unit Trust Management Limited	100.00		152
Maxima S.A. AFJP (In Liquidation)	99.98		124
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	15
Midcorp Limited	100.00		17
Midland Bank (Branch Nominees) Limited	100.00		16
Midland Nominees Limited	100.00		16
MIL (Cayman) Limited	100.00		153
MW Gestion SA	100.00		53
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	15
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		17
PT Bank HSBC Indonesia	98.93		154
PT HSBC Sekuritas Indonesia	100.00	(85.00)	155
R/CLIP Corp.	100.00		26
Real Estate Collateral Management Company	100.00		26
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		98
RLUKREF Nominees (UK) One Limited	100.00		1, 17
RLUKREF Nominees (UK) Two Limited	100.00		1, 17
S.A.P.C. - Ufipro Recouvrement	99.99		36
Saf Baiyun	100.00	(99.99)	4, 38
Saf Guangzhou	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 38
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 38
SAS Cyatheas Pasteur	94.93		4, 36
SCI HSBC Assurances Immo	100.00	(99.99)	40
Serai Limited	100.00		1, 54
SFM	100.00	(99.99)	37
SFSS Nominees (Pty) Limited	100.00		156
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 157
Sico Limited	100.00		158
SNC Dorique	99.99		1, 11, 159
SNC Kerouan	99.99		11, 38
SNC Les Mercuriales	100.00	(99.99)	1, 11, 38
SNC Les Oliviers D'Antibes	60.00		40
SNC Makala	100.00	(99.99)	1, 11, 38
SNCB/M6 - 2008 A	100.00	(99.99)	38
SNCB/M6-2007 A	100.00	(99.99)	4, 38
SNCB/M6-2007 B	100.00	(99.99)	4, 38
Société Française et Suisse	100.00	(99.99)	38
Societe Immobiliere Atlas S.A. (In Liquidation)	100.00		126
Somers Dublin DAC	100.00	(99.99)	127
Somers Nominees (Far East) Limited	100.00		21
Sopingest	100.00	(99.99)	38
South Yorkshire Light Rail Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
St Cross Trustees Limited	100.00		16
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 160
Swan National Leasing (Commercials) Limited (In Liquidation)	100.00		32
Swan National Limited	100.00		17
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00	(99.99)	161
Thasosfin	100.00	(99.99)	40
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 54
The Venture Catalysts Limited	100.00		17
Tooley Street View Limited	100.00		2, 17
Tower Investment Management	100.00		162
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	43
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 43
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	43
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 43
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 43
Trinkaus Private Equity Management GmbH	100.00	(80.67)	43
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 43
Tropical Nominees Limited	100.00		153
Turnsonic (Nominees) Limited	100.00		16
Valeurs Mobilières Elysées	100.00	(99.99)	163
Wardley Limited	100.00		54
Wayfoong Nominees Limited	100.00		54
Wayhong (Bahamas) Limited	100.00		100
Westminster House, LLC	n/a		0, 26
Woodex Limited	100.00		21
Yan Nin Development Company Limited	100.00	(62.14)	42